EXPLORATION AND EVALUATION INTERESTS - Snip Property (Details)					12 Months Ended
	Oct. 14, 2021 CAD ($)	Jul. 19, 2019	Oct. 16, 2018 CAD ($)	Jul. 19, 2017 CAD ($) item lease T oz shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty	1.00%
Percentage of right to purchase interest retained	49.00%
Entitled to anti-dilution protection	$ 15,000,000
Exploration or development expenditure	$ 100,000,000				$ 107,452,000	$ 70,458,000
Barrick
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty		1.00%
Percentage of right to purchase interest retained	51.00%
Hochschild
Exploration And Evaluation Interests [Line Items]
Percentage of right to purchase interest retained			60.00%
Retention period of right to purchase interest			3 years
Snip
Exploration And Evaluation Interests [Line Items]
Shares issued upon property acquisition (shares) | shares				81,250
Percentage of right to purchase interest relinquished				1.00%
Compensation to purchase interest as a multiplier of cost incurred | item				3
Minimum ounces of contained gold for retention | oz				2,000,000
Number of mining leases in optioned property | lease				1
Number of mineral tenures in optioned property | item				4
Work commitment completed under option agreement				$ 2,000,000
Percentage of royalty on gold recovered from ore				3.00%
Threshold ounce per ton of gold recovered from ore | T				0.3
Percentage of financial assurance			60.00%
Minimum expenditure			$ 22,500,000
Cash payment			$ 1,000,000
Option period			12 months
Term of option			12 months
Exploration or development expenditure			$ 7,500,000		$ 26,067,000	$ 4,845,000
Snip | Barrick
Exploration And Evaluation Interests [Line Items]
Percentage of right to purchase interest retained				51.00%